Operating Leases and Obligations Related to Finance Leases - Operating Leases Maturity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
2022	$ 53,900	$ 24,800
2023	36,000	18,200
Carrying value of operating lease liabilities	2,100	15,500
Lessee, Operating Lease, Liability, Payments, Due after Year Five	12,900	$ 17,800
Long-Term Lease
Lessee, Lease, Description [Line Items]
2022	18,776
2023	10,810
Total payments	48,475
Less: imputed interest	(5,032)
Carrying value of operating lease liabilities	43,443
Long-Term Non-lease
Lessee, Lease, Description [Line Items]
2022	16,676
2023	6,917
Total payments	$ 32,569